ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
ACQUISITIONS [Abstract]
Schedule of Estimated Fair Values of Assets Acquired in Business Acquisition
Net assets (including cash of $337)	$733
Deferred revenues	(366)
Intangible assets	4,384
Goodwill	4,547

Total purchase price	$9,298

Schedule of Intangible Assets Acquired in Business Acquisition
Fair
value

Core technology (1)	$3,596
Customer relationships (2)	564
Non-Competition agreement (3)	224

Total intangible assets	$4,384

(1)
Core technology represents a combination of Hayes processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with Hayes' installed customer base and are amortized over 9 years using the accelerated method.

(3)
The amount assigned to the non-competition agreement relates to the non-competition agreement that the Company entered into with the founder of Hayes for a period of 4 years, which is amortized on a straight line basis over four years.

Summary of Pro Forma Information
	Year ended
	December 31,
	2013	2012
	Unaudited

Revenues	$28,381	$29,030
Net loss	$(1,240)	$(320)
Basic and diluted loss per share	$(0.11)	$(0.03)